Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,330,135.40

Principal:
Principal Collections	$20,231,633.92
Prepayments in Full	$18,014,411.30
Liquidation Proceeds	$317,117.20
Recoveries	$3,271.50
Sub Total	$38,566,433.92
Collections	$41,896,569.32

Purchase Amounts:
Purchase Amounts Related to Principal	$180,758.14
Purchase Amounts Related to Interest	$755.17
Sub Total	$181,513.31

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,078,082.63

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	4
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$42,078,082.63
Servicing Fee	$792,613.87	$792,613.87	$0.00	$0.00	$41,285,468.76
Interest - Class A-1 Notes	$14,108.62	$14,108.62	$0.00	$0.00	$41,271,360.14
Interest - Class A-2 Notes	$114,233.33	$114,233.33	$0.00	$0.00	$41,157,126.81
Interest - Class A-3 Notes	$138,635.00	$138,635.00	$0.00	$0.00	$41,018,491.81
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$40,965,109.56
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,965,109.56
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$40,938,546.56
Second Priority Principal Payment	$4,367,211.96	$4,367,211.96	$0.00	$0.00	$36,571,334.60
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$36,549,768.60
Third Priority Principal Payment	$21,040,000.00	$21,040,000.00	$0.00	$0.00	$15,509,768.60
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$15,475,227.93
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,475,227.93
Regular Principal Payment	$57,045,766.50	$15,475,227.93	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$42,078,082.63

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$4,367,211.96
Third Priority Principal Payment					$21,040,000.00
Regular Principal Payment					$15,475,227.93
Total					$40,882,439.89
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$40,882,439.89	$174.04	$14,108.62	$0.06	$40,896,548.51	$174.10
Class A-2 Notes	$0.00	$0.00	$114,233.33	$0.33	$114,233.33	$0.33
Class A-3 Notes	$0.00	$0.00	$138,635.00	$0.43	$138,635.00	$0.43
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$40,882,439.89	$38.10	$403,028.87	$0.38	$41,285,468.76	$38.48

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$82,452,978.46	0.3510131	$41,570,538.57	0.1769712
Class A-2 Notes	$342,700,000.00	1.0000000	$342,700,000.00	1.0000000
Class A-3 Notes	$326,200,000.00	1.0000000	$326,200,000.00	1.0000000
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$920,602,978.46	0.8579311	$879,720,538.57	0.8198318

Pool Information
Weighted Average APR	4.301%	4.282%
Weighted Average Remaining Term	53.96	53.16
Number of Receivables Outstanding	45,560	43,757
Pool Balance	$951,136,648.58	$912,248,213.25
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$911,604,315.83	$874,155,766.50
Pool Factor	0.8677872	0.8323066

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$13,683,723.20
Yield Supplement Overcollateralization Amount	$38,092,446.75
Targeted Overcollateralization Amount	$46,295,928.75
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$32,527,674.68

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	4

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		160	$144,514.77
(Recoveries)		2	$3,271.50
Net Losses for Current Collection Period			$141,243.27
Cumulative Net Losses Last Collection Period			$82,198.78
Cumulative Net Losses for all Collection Periods			$223,442.05

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.18%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.72%	306	$6,596,344.17
61-90 Days Delinquent	0.07%	25	$608,262.05
91-120 Days Delinquent	0.01%	3	$100,353.94
Over 120 Days Delinquent	0.01%	2	$54,980.02
Total Delinquent Receivables	0.81%	336	$7,359,940.18

Repossession Inventory:
Repossessed in the Current Collection Period		12	$279,585.48
Total Repossessed Inventory		20	$530,549.29

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0016%
Preceding Collection Period			0.0911%
Current Collection Period			0.1819%
Three Month Average			0.0915%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0294%
Preceding Collection Period			0.0658%
Current Collection Period			0.0686%
Three Month Average			0.0546%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer